Related Party Disclosures - Summary of Transactions Between Related Parties Outstanding Balances (Details) - Other related parties - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	€ 0.0	€ 0.4
ATHOS KG
Disclosure of transactions between related parties [line items]
Total	€ 0.0	€ 0.4